Venezuelan operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations	$ 8,337	$ 4,494	$ 10,184
Operating loss from Venezuelan operations	4,239	$ 7,712	$ 8,240
NEW DICOM | Venezuela
Foreign Operations Disclosure [Line Items]
Non-monetary asset	$ 10,100